Condensed Financial Information of Deswell Industries, Inc. - Schedule of Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 23,062	$ 28,133
Prepaid expenses and other current assets	1,375	1,612
Total current assets	106,892	96,488
Total assets	129,964	120,208
Current liabilities:
Other accrued liabilities	1,016	1,014
Total current liabilities	20,363	17,717
Total shareholders’ equity	109,390	102,120	$ 94,170	$ 89,649
Total liabilities and shareholders’ equity	129,964	120,208
Parent Company [Member]
Current assets:
Cash and cash equivalents	72	212
Prepaid expenses and other current assets	51	50
Amounts due from subsidiaries	6,159	7,016
Total current assets	6,282	7,278
Investments in subsidiaries	104,030	95,861
Total assets	110,312	103,139
Current liabilities:
Accrued payroll and employee benefits	915	1,013
Other accrued liabilities	7	6
Total current liabilities	922	1,019
Total shareholders’ equity	109,390	102,120
Total liabilities and shareholders’ equity	$ 110,312	$ 103,139